Warrants (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	May 31, 2012	Mar. 31, 2012	Oct. 31, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsidiary, Sale Of Stock [Line Items]
Fair value of warrant				$ 536,671	$ 701,612
Issuance of common stock
April 2013 Debentures [Member] | Casano [Member]
Subsidiary, Sale Of Stock [Line Items]
Maximum number of warrant to purchase of common stock				1,041,861
Common stock price per share				$ 0.4488
Fair value of warrant				$ 0	$ 51,153
Agreement, Description				The transactions consummated pursuant to the Exchange Agreement and the 2014 SPA as disclosed in Note 6, the number of shares of Common Stock Casano and Masterson are entitled to purchase has increased to 1,792,000 and 448,000, respectively and can be purchased for $0.25 per share.
April 2013 Debentures [Member] | Masterson [Member]
Subsidiary, Sale Of Stock [Line Items]
Maximum number of warrant to purchase of common stock				260,465
Common stock price per share				$ 0.4488
Fair value of warrant				$ 0	51,153
Agreement, Description				The transactions consummated pursuant to the Exchange Agreement and the 2014 SPA as disclosed in Note 6, the number of shares of Common Stock Casano and Masterson are entitled to purchase has increased to 1,792,000 and 448,000, respectively and can be purchased for $0.25 per share.
2014 Exchange Warrants [Member]
Subsidiary, Sale Of Stock [Line Items]
Fair value of warrant				$ 0	167,969
2014 Exchange Warrants [Member] | Casano [Member]
Subsidiary, Sale Of Stock [Line Items]
Maximum number of warrant to purchase of common stock				2,042,880
Common stock price per share				$ 0.275
Expiration date of warrant				Apr. 10, 2019
2014 Exchange Warrants [Member] | Masterson [Member]
Subsidiary, Sale Of Stock [Line Items]
Maximum number of warrant to purchase of common stock				510,720
Common stock price per share				$ 0.275
Expiration date of warrant				Apr. 10, 2019
2014 New Warrants [Member]
Subsidiary, Sale Of Stock [Line Items]
Maximum number of warrant to purchase of common stock				8,322,000
Common stock price per share				$ 0.275
Fair value of warrant				$ 0	182,466
Hillair [Member] | 2014 Exchange Warrants [Member]
Subsidiary, Sale Of Stock [Line Items]
Maximum number of warrant to purchase of common stock				5,107,200
Common stock price per share				$ 0.275
Expiration date of warrant				Apr. 10, 2019
Hillair [Member] | Convertible Debentures [Member]
Subsidiary, Sale Of Stock [Line Items]
Maximum number of warrant to purchase of common stock				2,604,651
Common stock price per share				$ 0.4488
Expiration date of warrant				Jun. 27, 2018
Fair value of warrant				$ 0	96,931
Merriman [Member] | Convertible Debentures [Member]
Subsidiary, Sale Of Stock [Line Items]
Maximum number of warrant to purchase of common stock				52,093
Common stock price per share				$ 0.4488
Fair value of warrant				$ 8,166
Issuance of common stock				52,093
Stock price per share				$ 0.43
Merriman [Member] | Convertible Debentures One [Member]
Subsidiary, Sale Of Stock [Line Items]
Maximum number of warrant to purchase of common stock				18,233
Common stock price per share				$ 0.4488
Fair value of warrant				$ 2,858
Issuance of common stock				18,233
Stock price per share				$ 0.43
Next View [Member] | Convertible Debentures [Member]
Subsidiary, Sale Of Stock [Line Items]
Maximum number of warrant to purchase of common stock				651,163
Common stock price per share				$ 0.4488
Fair value of warrant				$ 0	33,926
Exercise price of warrant						$ 0.23
Another Investor [Member] | Convertible Debentures [Member]
Subsidiary, Sale Of Stock [Line Items]
Maximum number of warrant to purchase of common stock				260,465
Common stock price per share				$ 0.4488
Fair value of warrant				$ 0	33,926
Exercise price of warrant						$ 0.23
2010 Private Placement [Member] | Ladenburg [Member]
Subsidiary, Sale Of Stock [Line Items]
Maximum number of warrant to purchase of common stock			1,044,584
Common stock price per share			$ 0.25
Expiration date of warrant			Oct. 28, 2015
Fair value of warrant				0	3,476
2012 Private Placement [Member] | Ladenburg [Member]
Subsidiary, Sale Of Stock [Line Items]
Maximum number of warrant to purchase of common stock	29,700	86,323
Common stock price per share	$ 0.35	$ 0.35
Expiration date of warrant	May 22, 2017	Mar. 27, 2017
Fair value of warrant				$ 0	$ 750
Additional number of warrant to purchase of common stock	702,872